INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS
Schedule of intangible assets

	2014	2015
	RMB	RMB
Computer software	26,948	30,553
Trade names	—	35,600
Customer relationships	—	12,270
Acquired training licenses	3,522	6,623
Less: Accumulated amortization	(22,774)	(28,941)

Net book value	7,696	56,105